Note 5 - Financial Instruments - Classes of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Cash and cash equivalents, consisting of high interest savings accounts, treasury bill and short term bankers’ acceptance, classified as loans and receivables and measured at amortized cost [member]
Statement Line Items [Line Items]
Financial assets	$ 15,056	$ 10,631
Investments, consisting of fixed income securities, classified as loans and receivables and measured at amortized cost [member]
Statement Line Items [Line Items]
Financial assets	550	798
Accounts payable and accrued liabilities, measured at amortized cost [Member]
Statement Line Items [Line Items]
Financial liabilities	$ 2,370	$ 1,765